UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Kaintuck Capital
Address:  28 State Street. 40th St.
          Boston, MA 02109

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      October 16, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    10223

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ABB LTD  ZUERICH  ADR          ADRS STOCKS      000375204      679    35000 SH       SOLE                  35000        0        0
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101      789    20000 SH       SOLE                  20000        0        0
D APPLE INC  COM STK             COMMON STOCK     037833100      341     3000 SH       SOLE                   3000        0        0
D CHICOS FAS INC  COM STK        COMMON STOCK     168615102      684   125000 SH       SOLE                 125000        0        0
D CISCO SYSTEMS INC  COM STK     COMMON STOCK     17275R102      620    27500 SH       SOLE                  27500        0        0
D CORNING INC  COM STK           COMMON STOCK     219350105      471    30100 SH       SOLE                  30100        0        0
D COVANTA HOLDING CORP DELAWARE  COMMON STOCK     22282E102      599    25000 SH       SOLE                  25000        0        0
D EQUINIX INC  COM STK           COMMON STOCK     29444U502      417     6000 SH       SOLE                   6000        0        0
D FIRST SOLAR INC                COMMON STOCK     336433107      793     4200 SH       SOLE                   4200        0        0
D FPL GROUP INC  COM STK         COMMON STOCK     302571104      704    14000 SH       SOLE                  14000        0        0
D LULULEMON ATHLETICA INC        COMMON STOCK     550021109      345    15000 SH       SOLE                  15000        0        0
D MARVELL TECHNOLOGY G ROUP LTD  COMMON STOCK     G5876H105      558    60000 SH       SOLE                  60000        0        0
D NETAPP INC C COM STK           COMMON STOCK     64110D104      547    30000 SH       SOLE                  30000        0        0
D NOKIA CORP  ADR                ADRS STOCKS      654902204      187    10000 SH       SOLE                  10000        0        0
D QUALCOMM INC  COM STK          COMMON STOCK     747525103      649    15100 SH       SOLE                  15100        0        0
D QUANTA SVCS INC  COM STK       COMMON STOCK     74762E102      270    10000 SH       SOLE                  10000        0        0
D SIEMENS AG  MUENCHEN  ADR      ADRS STOCKS      826197501      469     5000 SH       SOLE                   5000        0        0
D SPX CORP  COM STK              COMMON STOCK     784635104      655     8500 SH       SOLE                   8500        0        0
D STARBUCKS CORP  COM STK        COMMON STOCK     855244109      446    30000 SH       SOLE                  30000        0        0
S REPORT SUMMARY                 19 DATA RECORDS               10223        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED